Schedule of Investments (unaudited)
June 30, 2025
iShares® Global Energy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.7%
Santos Ltd.	2,144,972	$10,814,656
Woodside Energy Group Ltd.	1,254,018	19,370,704
		30,185,360
Austria — 0.3%
OMV AG	93,654	5,093,014
Brazil — 0.9%
Petroleo Brasileiro SA - Petrobras, ADR	1,228,794	15,372,213
Canada — 13.9%
Cameco Corp.	288,507	21,425,895
Canadian Natural Resources Ltd.	1,385,603	43,549,703
Cenovus Energy Inc.	842,593	11,465,576
Enbridge Inc.	1,441,768	65,378,501
Imperial Oil Ltd.	104,221	8,279,514
Pembina Pipeline Corp.	383,654	14,405,162
Suncor Energy Inc.	812,545	30,437,247
TC Energy Corp.	686,614	33,520,175
Tourmaline Oil Corp.	232,510	11,217,850
		239,679,623
China — 0.7%
PetroChina Co. Ltd., Class H	13,932,000	12,006,273
Colombia — 0.1%
Ecopetrol SA, ADR(a)	164,711	1,457,692
Finland — 0.2%
Neste OYJ	287,849	3,900,976
France — 5.3%
TotalEnergies SE	1,501,303	91,763,656
Italy — 1.6%
Eni SpA	1,371,653	22,157,851
Tenaris SA	291,648	5,466,852
		27,624,703
Japan — 1.0%
ENEOS Holdings Inc.	1,787,620	8,860,931
Inpex Corp.	640,300	8,987,996
		17,848,927
Norway — 1.1%
Aker BP ASA	205,494	5,251,273
Equinor ASA	516,453	13,042,530
		18,293,803
Portugal — 0.3%
Galp Energia SGPS SA	279,864	5,123,147
Spain — 0.7%
Repsol SA	764,395	11,180,348
United Kingdom — 11.0%
BP PLC	10,547,580	52,551,118
Shell PLC	3,953,370	137,931,169
		190,482,287
United States — 59.7%
APA Corp.	241,435	4,415,846
Baker Hughes Co., Class A	654,335	25,087,204
Security	Shares	Value
United States (continued)
Chevron Corp.	1,074,130	$153,804,675
ConocoPhillips	834,895	74,923,477
Coterra Energy Inc.	504,091	12,793,830
Devon Energy Corp.	424,071	13,489,699
Diamondback Energy Inc.	123,495	16,968,213
EOG Resources Inc.	361,036	43,183,516
EQT Corp.	396,538	23,126,096
Expand Energy Corp.	143,026	16,725,460
Exxon Mobil Corp.	2,850,421	307,275,384
Halliburton Co.	567,805	11,571,866
Hess Corp.	183,595	25,435,251
Kinder Morgan Inc.	1,279,250	37,609,950
Marathon Petroleum Corp.	203,318	33,773,153
Occidental Petroleum Corp.	467,975	19,659,630
ONEOK Inc.	413,411	33,746,740
Phillips 66	269,668	32,171,392
Schlumberger NV	900,386	30,433,047
Targa Resources Corp.	143,468	24,974,909
Texas Pacific Land Corp.	12,449	13,150,999
Valero Energy Corp.	207,296	27,864,728
Williams Companies Inc. (The)	807,563	50,723,032
		1,032,908,097
Total Common Stocks — 98.5% (Cost: $1,820,070,012)		1,702,920,119
Preferred Stocks
Brazil — 0.9%
Petroleo Brasileiro SA - Petrobras, Preference Shares, ADR	1,420,858	16,396,701
Total Preferred Stocks — 0.9% (Cost: $24,326,381)		16,396,701
Total Long-Term Investments — 99.4% (Cost: $1,844,396,393)		1,719,316,820
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(b)(c)(d)	1,490,988	1,491,585
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	2,790,000	2,790,000
Total Short-Term Securities — 0.3% (Cost: $4,281,585)		4,281,585
Total Investments — 99.7% (Cost: $1,848,677,978)		1,723,598,405
Other Assets Less Liabilities — 0.3%		5,888,615
Net Assets — 100.0%		$1,729,487,020

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Energy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$799,200	$692,907 (a)	$—	$(522)	$—	$1,491,585	1,490,988	$44,871 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,890,000	—	(100,000)(a)	—	—	2,790,000	2,790,000	33,132	—
				$(522)	$—	$4,281,585		$78,003	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	89	09/19/25	$7,973	$(220,906)
FTSE 100 Index	14	09/19/25	1,690	(6,146)
				$(227,052)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,289,417,625	$413,502,494	$—	$1,702,920,119
Preferred Stocks	16,396,701	—	—	16,396,701

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Energy ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$4,281,585	$—	$—	$4,281,585
	$1,310,095,911	$413,502,494	$—	$1,723,598,405
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(220,906)	$(6,146)	$—	$(227,052)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt